TFA Tactical Income Fund
Class A: TFALX
Class I: TFAZX

Tactical Moderate Allocation Fund
Class A: TFAMX
Class I: TFAUX

Tactical Growth Allocation Fund
Class A: TFAEX
Class I: TFAFX

TFA Quantitative Fund
Class A*
Class I: TFAQX

TFA Multidimensional Tactical Fund
Class A*
Class I: TFADX

TFA AlphaGen Growth Fund
Class A*
Class I: TFAGX

PROSPECTUS

November 17, 2021

Advised by:
Tactical Fund Advisors, LLC
11726 Seven Gables Road
Cincinnati, Ohio 45249
www.tfafunds.com

This Prospectus provides important information about the Funds that you should know before investing. Please read it carefully and keep it for future reference. These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) nor has the it passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

As permitted by regulations adopted by the SEC, paper copies of the Funds’ shareholder reports will not be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.tacticalfundadvisors.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you. You may also elect to receive all future reports in paper free of charge.

*	Shares not currently offered for sale.

TABLE OF CONTENTS

FUND SUMMARY: TFA Tactical Income Fund	1
FUND SUMMARY: Tactical Moderate Allocation Fund	9
FUND SUMMARY: Tactical Growth Allocation Fund	17
FUND SUMMARY: TFA Quantitative Fund	25
FUND SUMMARY: TFA Multidimensional Tactical Fund	30
FUND SUMMARY: TFA AlphaGen Growth Fund	35
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	40
Investment Objectives	40
Principal Investment Strategies	40
Principal Investment Risks	47
MANAGEMENT OF THE FUNDS	54
Investment Adviser	54
Sub-Advisers	55
Portfolio Managers	56
HOW FUND SHARES ARE PRICED	57
HOW TO PURCHASE SHARES	59
HOW TO REDEEM SHARES	62
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	63
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES	65
DISTRIBUTION OF SHARES	65
FINANCIAL HIGHLIGHTS	68
PRIVACY NOTICE	76

FUND SUMMARY: TFA Tactical Income Fund

(formerly, Tactical Conservative Allocation Fund)

Investment Objective:

The TFA Tactical Income Fund (the “Fund”) seeks to provide high current income relative to the Fund’s benchmark,

with a secondary objective of capital preservation.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses (1)	0.71%	0.71%
Acquired Fund Fees and Expenses(2)	0.21%	0.21%
Total Annual Fund Operating Expenses	2.47%	2.22%
Fee Waiver and/or Expense Reimbursement(3)	(0.12)%	(0.12)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.35%	2.10%

(1)	Other Expenses have been restated to reflect estimated expenses to be incurred in the current fiscal year.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(3)	Tactical Fund Advisors, LLC (the “Adviser”) has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2023, to ensure that total annual Fund operating expenses after fee waivers and reimbursements (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.89% and 2.14% of the average daily net assets attributable to the Class I and A shares, respectively. These fee waivers and expense reimbursements are subject to recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may be terminated only by the Board of Trustees (the “Board”), on 60 days’ written notice to the Fund’s Adviser.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$238	$758	$1,305	$2,797
I	$213	$683	$1,179	$2,545

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period ended December 31, 2020, the Predecessor Fund’s (defined below) portfolio turnover rate was 1,316.84%.

Principal Investment Strategies:

The Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”), delegates the daily management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and determining the amount of the Fund’s assets that each sub-adviser will manage, which will vary from time to time.

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in income-producing securities. These securities include both debt and equity securities. Income-producing debt securities include sovereign, municipal, corporate debt securities, and other investment companies, including exchange-traded funds (“ETFs”) that invest in such securities. Income-producing equity securities includes preferred stock, dividend-paying equity, and other investment companies, including ETFs, that invest in such securities. The Fund may invest in debt securities or ETFs of any credit quality and with any duration, include high-yield bonds (commonly known as “junk bonds”). High yield bonds are securities that are generally rated below investment grade by the primary rating agencies (BBB- or lower by S&P and Baa3 or lower by Moody’s).The Fund normally invests at least 50% of its total assets in ETFs that invest in both domestic and foreign U.S. Dollar-denominated securities, including leveraged fixed-income ETFs. The blend of domestic versus foreign securities will change over time according to the sub-advisers’ dynamic strategies, with no pre-set limitation on the percentage balance at any one time.

The Fund’s sub-advisers invest the assets delegated to them by the Adviser as follows:

Exceed Advisory LLC (“Exceed Advisory”) – Exceed Advisory invests its allocation of the Fund’s assets in income-producing equity securities and investment-grade debt securities for the purposes of generating income. Exceed primarily invests in ETFs.

Synergy Asset Management, LLC (“Synergy”) – Synergy invests its allocation of the Fund’s assets in a diversified portfolio of global equity securities including preferred and dividend-paying stocks.

Heritage Capital Advisors, LLC (“Heritage”) – Heritage invests its allocation of the Fund’s assets in a diversified portfolio of global fixed income securities providing global fixed income-oriented exposure. Multiple allocation strategies are employed to enhance portfolio income and diversification.

The Fund expects to have a high portfolio turnover, which may result in higher transactional costs.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose all or part of your investment in the Fund. The Fund may not achieve its investment objective and is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following is a summary description of principal risks of investing in the Fund and apply to the Fund’s direct investment in securities as well the Fund’s indirect investments in other registered funds. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Management Risk: The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results. Additionally, the Adviser’s judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

Model Risk: Like all quantitative analysis, investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.

Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of its holdings in U.S. and foreign equity securities. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

●	Large Capitalization Risk. The Underlying Fund’s invest in large-capitalization companies. Large Capitalization Companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

●	Floating Rate Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.

●	Credit Risk: There is a risk that issuers will not make payments on fixed income securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer’s financial condition changes. The issuer of a fixed income security may also default on its obligations.

●	High Yield Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Interest Rate Risk: Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.

●	Mortgage-Related and/or Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Exchange-Traded Fund Risk: The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a Fund’s shares may deviate from a Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

Portfolio Turnover Risk: Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

Leverage Risk: The use of leverage by the funds or ETFs in which the Fund invests, such as borrowing money to purchase securities, will cause a fund to incur additional expenses and magnify the fund’s gains or losses. Investments in derivative instruments, such as futures, options, and swap agreements, have the economic effect of creating financial leverage in a fund’s portfolio because such investments may give rise to losses that exceed the amount the fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, investment exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the fund’s portfolio. Accordingly, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

Foreign Risk: Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Performance:

The Fund was reorganized on August 20, 2021, from a series of Collaborative Investment Series Trust, a Delaware statutory trust (the “Predecessor Fund”), to a series of Tactical Investment Series Trust, a Delaware statutory trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies and risks are identical to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund, due to, among other things, differences in fees and expenses.

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Predecessor Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 974-3787 or by visiting the Fund’s website at www.tfafunds.com.

Calendar Year Returns – Class I Shares

Quarterly Returns During This Time Period
Highest:	6.26% (quarter ended December 31, 2020)
Lowest:	(12.42)% (quarter ended March 31, 2020)

Average Annual Total Returns
(for periods ended December 31, 2020

	One Year	Since Inception (June 10, 2019)
TFA Tactical Income Fund – Class I Shares
Return Before Taxes	2.99%	4.85%
Return After Taxes on Distributions	2.56%	4.40%
Return After Taxes on Distributions and Sale of Fund Shares	1.77%	3.52%
Class A Shares	2.71%	4.45%
Wilshire Target Income 10-Year Treasury +2% IndexSM	2.39%	8.05%
Wilshire Liquid Alternative IndexSM	3.19%	3.83%
Tactical Income Blended Composite*	4.77%	13.72%

*	The Tactical Income Blended Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 85% Wilshire Bond Index and 15% Wilshire Equity Hedge Index. The Tactical Income Blended Composite shows how the Fund’s performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the same of Fund shares.

Effective October 26, 2021, the Fund’s primary benchmark was changed to the Wilshire TargetIncome 10-Year Treasury +2% Plus IndexSM. The Wilshire TargetIncome 10-Year Treasury +2% Plus IndexSM measures an investment strategy that provides broad exposure to income-producing asset classes, using a universe of ETFs with the goal of achieving an annualized target income yield in excess of the U.S. 1-Year Treasury plus two percent. The index uses an optimization approach which aims to minimize overall portfolio risk while meeting the stated yield target. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

Investment Adviser: Tactical Fund Advisors, LLC

Sub-Advisers:

Exceed Advisory LLC

Synergy Asset Management, LLC

Heritage Capital Advisors, LLC

Investment Adviser Portfolio Manager: Drew Horter, Chief Executive Officer of the Adviser, has served the Predecessor Fund and the Fund as a portfolio manager since its inception.

Sub-Adviser Portfolio Managers:

Joseph Halpern, Managing Member of Exceed Advisory, has served the Predecessor Fund and the Fund as a portfolio manager since its inception.

Joe Maas, Chief Investment Officer of Synergy, has served the Predecessor Fund and the Fund as a portfolio manager since January 1, 2020.

David Moenning, Investment Officer of Heritage, and Jeff Pietsch, Portfolio Manager of Heritage, have served the Predecessor Fund and the Fund as portfolio managers since December 17, 2020.

Each portfolio manager is primarily and jointly responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares: You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone, or through your broker. The Fund or the Adviser may waive any investment minimum.

Class	Minimum Investment
	Initial	Subsequent
A	$250	$250
I	$250	$250

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY: Tactical Moderate Allocation Fund

Investment Objective:

The Tactical Moderate Allocation Fund seeks to provide capital appreciation.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses (1)	0.66%	0.66%
Acquired Fund Fees and Expenses(2)	0.17%	0.17%
Total Annual Fund Operating Expenses	2.38%	2.13%
Fee Waiver and/or Expense Reimbursement (3)	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.31%	2.06%

(1)	Other Expenses have been restated to reflect estimated expenses to be incurred in the current fiscal year.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(3)	Tactical Fund Advisors, LLC (the “Adviser”) has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2023, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and, or extraordinary expenses such as litigation) will not exceed 1.89% and 2.14% of the average daily net assets attributable to the Class I and Class A shares, respectively. These fee waivers and expense reimbursements are subject to recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees (the “Board”), on 60 days’ written notice to the Fund’s Adviser.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$234	$736	$1,264	$2,711
I	$209	$660	$1,138	$2,457

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period ended December 31, 2020, the Predecessor Fund’s (defined below) portfolio turnover rate was 1,308.86%.

Principal Investment Strategies:

The Fund may invest in equity securities of domestic and foreign issuers of any size, equity-related securities such as options on equity indices or index exchange-traded funds (“ETFs”), and exchange-traded notes (“ETNs”) linked to the VIX (market volatility) index. Fixed income securities includes corporate bonds, municipal securities, and U.S. Treasury securities. The Fund’s ETF investments include leveraged ETFs and ETFs that invest in fixed-income securities of any duration or credit quality, including high-yield bonds (commonly known as “junk bonds”). High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BBB- or lower by S&P and Baa3 or lower by Moody’s). The Fund may short shares of equity and fixed income ETFs, and invest in foreign equity securities or ETFs, including issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EAFE Index.

Under normal circumstances, the Fund intends to target a long-term equity beta relative to the S&P 500® Index within a range of 0.60 to 0.70. Beta is a statistical measure of the sensitivity of a security’s price to the movement of a broad market index, like the S&P 500. A beta greater than 1.0 means a security moves up and down more than the movement of the index. A beta less than 1.0 means that a security moves up and down less than the movement of the index. The tactical nature of the Fund’s underlying investment methodology may temporarily result in wider variations depending on current market conditions.

The Fund expects to have a high portfolio turnover, which may result in higher transactional costs.

The Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”), delegates the daily management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and determining the amount of the Fund’s assets that each sub-adviser will manage, which will vary from time to time. The Fund’s sub-advisers invest the assets delegated to them by the Adviser as follows:

Exceed Advisory LLC (“Exceed Advisory”) – Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Synergy Asset Management, LLC (“Synergy”) – Synergy invests its allocation of the Fund’s assets in a diversified portfolio of global equity investments that seeks to outperform the S&P 500 by investing primarily in U.S. and foreign equity securities and ETFs.

Heritage Capital Advisors, LLC (“Heritage”) – Heritage invests its allocation of the Fund’s assets in a diversified portfolio of global equity securities and short, intermediate, and long-term bonds. Heritage may also invest in exchange traded funds to provide global equity and bond exposure for the Fund.

Howard Capital Management, Inc. (“Howard”) – Howard invests its allocation of the Fund’s assets in domestic equity securities of any market capitalization; other investment companies, closed-end funds, ETFs, cash and cash equivalents and put options. These investment companies invest in equity securities of companies in sectors, styles, and asset classes selected by the Adviser’s proprietary quantitative model, which indicates which investments are outperforming at any given time based on the Adviser’s proprietary strength criteria.

The Fund expects to have a high portfolio turnover which may result in higher transactional costs.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose all or part of your investment in the Fund. The Fund may not achieve its investment objective and is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following is a summary description of principal risks of investing in the Fund and apply to the Fund’s direct investment in securities as well the Fund’s indirect investments in other registered funds. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Management Risk: The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results. Additionally, the Adviser’s judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

Model Risk: Like all quantitative analysis, investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.

Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of its holdings in U.S. and foreign equity securities. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

●	Large Capitalization Risk. The Underlying Fund’s invest in large-capitalization companies. Large Capitalization Companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

●	Floating Rate Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.

●	Credit Risk: There is a risk that issuers will not make payments on fixed income securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer’s financial condition changes. The issuer of a fixed income security may also default on its obligations.

●	High Yield Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Interest Rate Risk: Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.

Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested if the value of the reference index or security is below (above) the call (put) strike at maturity.

Exchange-Traded Fund Risk: The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a Fund’s shares may deviate from a Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

Portfolio Turnover Risk: Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

Leverage Risk: The use of leverage by the funds or ETFs in which the Fund invests, such as borrowing money to purchase securities, will cause a fund to incur additional expenses and magnify the fund’s gains or losses. Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in a fund’s portfolio because such investments may give rise to losses that exceed the amount the fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, investment exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the fund’s portfolio. Accordingly, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

Short Position Risk: The Fund may also take short positions, including shares of an ETF. A “short” position is, in effect, similar to a sale in which the Fund sells a security it does not own but, has borrowed in anticipation that the market price of the security will decline. The Fund must replace a short security position by purchasing it at the market price at the time of replacement. Therefore, the potential loss on a “short” position is unlimited.

Exchange Traded Note Risk: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer, credit and interest rate risks.

Foreign Risk: Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

●	Emerging Markets Risk: Investing in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Performance:

The Fund was reorganized on August 20, 2021 from a series of Collaborative Investment Series Trust, a Delaware statutory trust (the “Predecessor Fund”), to a series of Tactical Investment Series Trust, a Delaware statutory trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies and risks are identical to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund, due to, among other things, differences in fees and expenses.

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Predecessor Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 974-3787 or by visiting the Fund’s website at www.tfafunds.com.

Calendar Year Returns – Class I Shares

Quarterly Returns During This Time Period
Highest:	9.15% (quarter ended June 30, 2020)
Lowest:	(1.15)% (quarter ended March 31, 2020)

Average Annual Total Returns
(for periods ended December 31, 2020

	One Year	Since Inception (June 10, 2019)
Tactical Moderate Allocation Fund – Class I Shares
Return Before Taxes	4.11%	4.74%
Return After Taxes on Distributions	3.74%	4.43%
Return After Taxes on Distributions and Sale of Fund Shares	2.43%	3.49%
Class A Shares	3.62%	4.30%
Wilshire Liquid Alternative IndexSM	3.19%	3.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the same of Fund shares.

The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

Investment Adviser: Tactical Fund Advisors, LLC

Sub-Advisers:

Exceed Advisory LLC
Synergy Asset Management, LLC
Heritage Capital Advisors, LLC
Howard Capital Management, Inc.

Investment Adviser Portfolio Manager: Drew Horter, Chief Executive Officer of the Adviser, has served the Predecessor Fund and the Fund as a portfolio manager since its inception.

Sub-Adviser Portfolio Managers:

Joseph Halpern, Managing Member of Exceed Advisory, has served the Predecessor Fund and the Fund as a portfolio manager since its inception.

Joe Maas, Chief Investment Officer of Synergy, has served the Predecessor Fund and the Fund as a portfolio manager since January 1, 2020.

David Moenning, Investment Officer of Heritage, and Jeff Pietsch, Portfolio Manager of Heritage, have served the Predecessor Fund and the Fund as portfolio managers since December 17, 2020.

Vance Howard, President, CEO, Chairman of the Board and founder of Howard, has served the Fund as a portfolio manager since August 23, 2020.

Each portfolio manager is primarily and jointly responsible for the day-to-day management of the Fund

Purchase and Sale of Fund Shares: You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone, or through your broker. The Fund or the Adviser may waive any investment minimum.

Class	Minimum Investment
	Initial	Subsequent
A	$250	$250
I	$250	$250

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY: Tactical Growth Allocation Fund

Investment Objective:

The Tactical Growth Allocation Fund seeks to provide capital appreciation.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses (1)	0.59%	0.59%
Acquired Fund Fees and Expenses(2)	0.16%	0.16%
Total Annual Fund Operating Expenses	2.30%	2.05%

(1)	Other Expenses have been restated to reflect estimated expenses to be incurred in the current fiscal year.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$233	$718	$1,230	$2,636
I	$208	$643	$1,103	$2,379

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period ended December 31, 2020, the Predecessor Fund’s (defined below) portfolio turnover rate was 1,548.86%.

Principal Investment Strategies:

The Fund may invest in equity securities of domestic and foreign issuers of any size, equity-related securities such as options on equity indices or index exchange-traded funds (“ETFs”), and exchange-traded notes (“ETNs”) linked to the VIX (market volatility) index. Fixed income securities include corporate bonds, municipal securities, and U.S. Treasury securities. The Fund’s ETF investments include leveraged ETFs and ETFs that invest in fixed-income securities of any duration or credit quality, including high-yield bonds (commonly known as “junk bonds”). High yield bonds are securities that are generally rated below investment grade by the primary rating agencies (BBB- or lower by S&P and Baa3 or lower by Moody’s). The Fund may short shares of equity and fixed income ETFs and foreign equity securities or ETFs, including issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EAFE Index.

Under normal circumstances, the Fund intends to target a long-term equity beta relative to the S&P 500® Index within a range of 0.80 to 0.90. Beta is a statistical measure of the sensitivity of a company’s stock price to the movement of a broad market index, like the S&P 500. A beta greater than 1.0 means a security moves up and down more than the movement of the index. A beta less than 1.0 means that a security moves up and down less than the movement of the stock market. The tactical nature of the Fund’s underlying investment methodology may temporarily result in wider variations depending on current market conditions.

The Fund expects to have a high portfolio turnover, which may result in higher transactional costs.

The Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”), delegates the daily management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and determining the amount of the Fund’s assets that each sub-adviser will manage, which will vary from time to time. The Fund’s sub-advisers invest the assets delegated to them by the Adviser as follows:

Exceed Advisory LLC (“Exceed Advisory”) – Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Synergy Asset Management, LLC (“Synergy”) – Synergy invests its allocation of the Fund’s assets in a diversified portfolio of global equity securities that seeks to outperform the S&P 500 by investing primarily in U.S. and foreign equity securities and ETFs.

Heritage Capital Advisors, LLC (“Heritage”) – Heritage invests its allocation of the Fund’s assets in a diversified portfolio of global equity securities and short, intermediate, and long-term bonds.

Howard Capital Management, Inc. (“Howard”) – Howard invests its allocation of the Fund’s assets in domestic equity securities of any market capitalization; other investment companies, closed-end funds, ETFs, cash and cash equivalents and put options. These investment companies invest in equity securities of companies in sectors, styles, and asset classes selected by the Adviser’s proprietary quantitative model, which indicates which investments are outperforming at any given time based on the Adviser’s proprietary strength criteria.

The Fund expects to have a high portfolio turnover which may result in higher transactional costs.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose all or part of your investment in the Fund. The Fund may not achieve its investment objective and is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following is a summary description of principal risks of investing in the Fund and apply to the Fund’s direct investment in securities as well the Fund’s indirect investments in other registered funds. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Management Risk: The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results. Additionally, the Adviser’s judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

Model Risk: Like all quantitative analysis, investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.

Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of its holdings in U.S. and foreign equity securities. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

●	Large Capitalization Risk. The Underlying Fund’s invest in large-capitalization companies. Large Capitalization Companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

●	Floating Rate Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.

●	Credit Risk: There is a risk that issuers will not make payments on fixed income securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer’s financial condition changes. The issuer of a fixed income security may also default on its obligations.

●	High Yield Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Interest Rate Risk: Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.

Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested if the value of the reference index or security is below (above) the call (put) strike at maturity.

Exchange-Traded Fund Risk: The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a Fund’s shares may deviate from a Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

Portfolio Turnover Risk: Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

Leverage Risk: The use of leverage by the funds or ETFs in which the Fund invests, such as borrowing money to purchase securities, will cause a fund to incur additional expenses and magnify the fund’s gains or losses. Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in a fund’s portfolio because such investments may give rise to losses that exceed the amount the fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, investment exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the fund’s portfolio. Accordingly, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

Short Position Risk: The Fund may also take short positions, including shares of an ETF. A “short” position is, in effect, similar to a sale in which the Fund sells a security it does not own but, has borrowed in anticipation that the market price of the security will decline. The Fund must replace a short security position by purchasing it at the market price at the time of replacement. Therefore, the potential loss on a “short” position is unlimited.

Exchange Traded Note Risk: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer, credit and interest rate risks.

Foreign Risk: Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

●	Emerging Markets Risk: Investing in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Performance:

The Fund was reorganized on August 20, 2021, from a series of Collaborative Investment Series Trust, a Delaware statutory trust (the “Predecessor Fund”), to a series of Tactical Investment Series Trust, a Delaware statutory trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies and risks are identical to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund, due to, among other things, differences in fees and expenses.

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Predecessor Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 974-3787 or by visiting the Fund’s website at www.tfafunds.com.

Calendar Year Returns – Class I Shares

Quarterly Returns During This Time Period
Highest:	11.65% (quarter ended June 30, 2020)
Lowest:	(14.85)% (quarter ended March 31, 2020)

Average Annual Total Returns
(for periods ended December 31, 2020

	One Year	Since Inception (June 10, 2019)
Tactical Growth Allocation Fund – Class I Shares
Return Before Taxes	7.87%	7.53%
Return After Taxes on Distributions	5.92%	6.25%
Return After Taxes on Distributions and Sale of Fund Shares	4.66%	5.23%
Class A Shares	6.73%	6.66%
Wilshire Liquid Alternative IndexSM	3.19%	3.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the same of Fund shares.

The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

Investment Adviser: Tactical Fund Advisors, LLC

Sub-Advisers:

Exceed Advisory LLC
Synergy Asset Management, LLC
Heritage Capital Advisors, LLC
Howard Capital Management, Inc.

Investment Adviser Portfolio Manager: Drew Horter, Chief Executive Officer of the Adviser, has served the Predecessor Fund and the Fund as a portfolio manager since its inception.

Sub-Adviser Portfolio Managers:

Joseph Halpern, Managing Member of Exceed Advisory, has served the Predecessor Fund and the Fund as a portfolio manager since its inception.

Joe Maas, Chief Investment Officer of Synergy, has served the Predecessor Fund and the Fund as a portfolio manager since January 1, 2020.

David Moenning, Investment Officer of Heritage, and Jeff Pietsch, Portfolio Manager of Heritage, have served the Predecessor Fund and the Fund as portfolio managers since December 17, 2020.

Vance Howard, President, CEO, Chairman of the Board and founder of Howard, has served the Fund as a portfolio manager since August 23, 2020.

Each portfolio manager is primarily and jointly responsible for the day-to-day management of the Fund

Purchase and Sale of Fund Shares: You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone, or through your broker. The Fund or the Adviser may waive any investment minimum.

Class	Minimum Investment
	Initial	Subsequent
A	$250	$250
I	$250	$250

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY: TFA QUANTITATIVE FUND

Investment Objectives:

The TFA Quantitative Fund (the “Fund”) seeks to provide capital appreciation.

Fees and Expenses of the Fund:

This table describes the fees and expenses, excluding any brokerage fees, that you may pay if you buy and hold shares of the Fund.

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses (1)	0.47%	0.47%
Acquired Fund Fees and Expenses (2)	1.08%	1.08%
Total Annual Fund Operating Expenses	3.10%	2.85%

(1)	Other Expenses have been restated to reflect estimated expenses to be incurred in the current fiscal year.

(2)	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$313	$957	$1,625	$3,441
Class I	$288	$883	$1,504	$3,176

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may adversely affect the Fund’s performance. During the fiscal period May 18, 2020 (commencement of operations) through December 31, 2020, the Predecessor Fund’s (defined below) portfolio turnover was 963.53%.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund’s Adviser, Tactical Fund Advisors, LLC (the “Adviser”) executes the Fund’s investment strategy based on signals and analysis provided by the Fund’s sub-adviser, Potomac Advisors, Inc. (the “Sub-Adviser”) resulting from the outputs of the Sub-Adviser’s proprietary investment models. Under normal market conditions, the Adviser will invest the Fund’s assets in leveraged and unleveraged mutual funds and exchange-traded funds (the “Underlying Funds”), which seek to provide investment returns that match on a daily or monthly basis

(1)	up to 150% exposure to the NASDAQ 100 Index,

(2)	up to 150% exposure to the S&P 500 Index,

(3)	up to 150% exposure to the Russell 2000 Index, or

(4)	up to 100% exposure to an inverse S&P 500 Index.

The Fund may invest in inverse funds, which are funds that are designed to provide returns that are the inverse, or opposite of a specific benchmark or index. The Fund may invest in an underlying fund up to the limits permitted by the Investment Company Act of 1940 and the rules thereunder.

The Adviser delegates the daily management of the Fund’s portfolio to the Sub-Adviser, whose model generates signals based on a quantitative analysis. The Sub-Adviser uses these signals to invest in the Underlying Funds. The model’s buy, sell, or hold signals are generated by the model’s algorithmic, rules-based system. The Sub-Adviser’s model seeks to anticipate a market advance, correction, or decline. The Sub-Adviser determines the final allocations among the Underlying Funds and other assets using short-term technical analysis and momentum indicators that track recent price changes in the Underlying Funds.

The Sub-Adviser’s model utilizes a proprietary quantitative process that aggregates over 30 different trading systems into one algorithm to identify buy, sell, and short signals, based on market data. The input information includes historic and raw stock market data, including major and secondary market indexes, interest rate data, internal market data such as technical indicators that measure market indices movements, new market highs and lows, volume and volatility measures and seasonality and sentiment data.

In managing the Fund’s portfolio, the Fund will engage in frequent trading, resulting in a high portfolio turnover rate.

PRINCIPAL RISKS:

As with all mutual funds, there is the risk that you could lose all or part of your investment in the Fund. The Fund may not achieve its investment objective and is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following is a summary description of principal risks of investing in the Fund and apply to the Fund’s direct investment in securities as well the Fund’s indirect investments in other registered funds. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Management Risk: The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results. Additionally, the Adviser’s judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

Model Risk: Like all quantitative analysis, investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Large Capitalization Risk. The Underlying Funds invest in large-capitalization companies. Large Capitalization Companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Leverage Risk. The use of leverage by the funds or ETFs in which the Fund invests, such as borrowing money to purchase securities, will cause a fund to incur additional expenses and magnify the fund’s gains or losses. Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in a fund’s portfolio because such investments may give rise to losses that exceed the amount the fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, investment exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the fund’s portfolio. Accordingly, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

Underlying Fund Risk. Other investment companies including mutual funds and ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the Sub-Adviser expects the principal investments risks of such underlying funds will be similar to the risks of investing in the Fund.

●	Exchange-Traded Funds Risk. The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a Fund’s shares may deviate from a Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

●	Inverse Fund Risk. Investments in inverse funds, including ETFs, will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse funds may not perform in the manner they are designed. Inverse funds do not provide the inverse return of the target index over the life of the Fund.

●	Risk of Concentrating in Underlying Funds. At times, the Fund can concentrate in one or more underlying funds, which means it will invest more than 25% of its assets in the underlying fund. To the extent the underlying fund concentrates or focuses in investments related to a particular security, industry, group of industries, or sectors, the Fund will also concentrate or focus in those investments. In such an event, the Fund’s performance will be particularly susceptible to adverse events impacting such security, industry, group of related industries, or sector. As a result, the Fund’s investments may experience more volatility in performance.

Portfolio Turnover Risk: Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

●	Credit Risk: There is a risk that issuers will not make payments on fixed income securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer’s financial condition changes. The issuer of a fixed income security may also default on its obligations.

●	Interest Rate Risk: Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.

Performance:

The Fund launched on May 18. 2020 and will not report performance until it has operated for an entire calendar year. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information, current through the most recent month end, is available by calling (833) 974-3787 or by visiting the Fund’s website at www.tfafunds.com.

Adviser: Tactical Fund Advisors, LLC is the Fund’s adviser.

Sub-Adviser: Potomac Advisors, Inc. is the Fund’s sub-adviser.

Portfolio Manager: Richard M. Paul, Founder and Chief Investment Officer of Potomac Advisors, and Meghan S. Paul, Vice President of Potomac Advisors, have served as the Predecessor Fund’s and the Fund’s portfolio managers since its inception.

Purchase and Sale of Fund Shares: You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone, or through your broker. The Fund or the Adviser may waive any investment minimum.

Class	Minimum Investment
	Initial	Subsequent
A	$250	$250
I	$250	$250

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY: TFA Multidimensional Tactical Fund

Investment Objectives:

The TFA Multidimensional Tactical Fund (the “Fund”) seeks to provide capital appreciation.

Fees and Expenses of the Fund:

This table describes the fees and expenses, excluding any brokerage fees, that you may pay if you buy and hold shares of the Fund.

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses (1)	0.40%	0.40%
Acquired Fund Fees and Expenses (2)	0.09%	0.09%
Total Annual Fund Operating Expenses	2.04%	1.79%

(1)	Other Expenses have been restated to reflect estimated expenses to be incurred in the current fiscal year.

(2)	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$207	$640	$1,098	$2,369
Class I	$182	$563	$970	$2,105

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may adversely affect the Fund’s performance. During the fiscal period May 18, 2020 (commencement of operations) through December 31, 2020, the Predecessor Fund’s (defined below) portfolio turnover was 934.35%.

PRINCIPAL INVESTMENT STRATEGIES:

Tactical Fund Advisors, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing the Fund’s assets in two sub-strategies.

Under the first strategy, the Fund will invest in:

(1)	equity securities of small, mid-, and large-capitalization U.S. companies;

(2)	exchange-traded funds (“ETFs”) that invest fixed income securities of any quality or maturity, including below investment grade securities that are commonly referred to as “junk bonds” (the “Underlying ETFs”); and

(3)	Cash and cash equivalents.

Under the second strategy, the Fund will invest in a tactical stock portfolio comprised of stocks where the Sub-Adviser (defined below) sees the most opportunity, along with a tactical hedged equity portfolio that will be barbelled between approximately 27-30 cyclical and counter-cyclical stocks.

The Adviser delegates the daily management of the Fund’s portfolio to the Fund’s sub-adviser, Preston Wealth Advisors, LLC (the “Sub-Adviser”). The Sub-Adviser will adjust the Fund’s holdings based on the daily output of its quantitative model, which analyzes multiple variables, such as price, risk, and other statistical factors. The Sub-Adviser utilizes the outputs of its proprietary model daily to determine whether to adjust the Fund’s specific investment allocations or shift the holdings to cash based on the amount of risk currently in the market.

In managing the Fund’s portfolio, the Fund will engage in frequent trading, resulting in a high portfolio turnover rate.

PRINCIPAL RISKS:

As with all mutual funds, there is the risk that you could lose all or part of your investment in the Fund. The Fund may not achieve its investment objective and is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following is a summary description of principal risks of investing in the Fund and apply to the Fund’s direct investment in securities as well the Fund’s indirect investments in other registered funds. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Management Risk: The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results. Additionally, the Adviser’s judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

Model Risk: Like all quantitative analysis, investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

●	Large Capitalization Stock Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

●	Floating Rate Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.

●	Credit Risk: There is a risk that issuers will not make payments on fixed income securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer’s financial condition changes. The issuer of a fixed income security may also default on its obligations.

●	High Yield Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Interest Rate Risk : Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.

Portfolio Turnover Risk: Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

Underlying Fund Risk. Other investment companies including mutual funds and ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the Sub-Adviser expects the principal investments risks of such underlying funds will be similar to the risks of investing in the Fund.

●	Exchange-Traded Funds Risk. The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a Fund’s shares may deviate from a Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

Performance:

The Fund launched on May 18. 2020 and will not report performance until it has operated for an entire calendar year. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information, current through the most recent month end, is available by calling (833) 974-3787 or by visiting the Fund’s website at www.tfafunds.com.

Adviser: Tactical Fund Advisors, LLC is the Fund’s adviser.

Sub-Adviser: Preston Wealth Advisors, LLC is the Fund’s sub-adviser.

Portfolio Manager: Theodore J. Doremus, Chief Executive Officer and Co-Founder of Preston, has served as the Predecessor Fund’s and the Fund’s portfolio manager since its inception.

Purchase and Sale of Fund Shares: You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone, or through your broker. The Fund or the Adviser may waive any investment minimum.

Class	Minimum Investment
	Initial	Subsequent
A	$250	$250
I	$250	$250

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY: TFA AlphaGen Growth Fund

Investment Objectives:

The TFA AlphaGen Growth Fund (the “Fund”) seeks to provide capital appreciation.

Fees and Expenses of the Fund:

This table describes the fees and expenses, excluding any brokerage fees, that you may pay if you buy and hold shares of the Fund.

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses (1)	0.41%	0.41%
Acquired Fund Fees and Expenses (2)	0.45%	0.45%
Total Annual Fund Operating Expenses	2.41%	2.16%

(1)	Other expenses are estimated for the Fund’s current fiscal year.

(2)	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years
Class A	$244	$751
Class I	$219	$676

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may adversely affect the Fund’s performance. The Fund does not have any portfolio turnover because it has not yet launched.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”), has engaged Heritage Capital Advisors, LLC (the “Sub-Adviser”) to perform the daily management of the Fund’s portfolio. The Sub-Adviser seeks to achieve the Fund’s investment objective by employing an active, risk-managed, multi-strategy investment approach. The Sub-Adviser’s philosophy is that utilizing multiple, complementary strategies may enhance portfolio diversification and smooth investment returns over a full market cycle.

The Sub-Adviser employs multiple sub-strategies to manage the portfolio. Sub-strategy approaches may include:

1)	Tactical allocation strategies designed to reduce equity exposure and increase fixed-income exposure when market risk is considered elevated.

2)	Relative strength-based strategies identifying leading indices in equity and fixed income markets.

3)	Directional strategies utilizing adaptive risk management.

4)	Leadership-based equity selection strategies focused on top-rated individual stocks (as defined by the Sub-Adviser’s proprietary rating system) and sector exposures.

5)	Hedging overlay strategies.

Equity selection strategies utilizing rules-based selection criteria.

In selecting securities for the Fund’s portfolio, each Sub-Adviser strategy component first determines if equity markets offer the potential for acceptable risk-adjusted returns. If so, the Fund typically invests in equity securities, including exchange-traded funds (“ETFs”), mutual funds, and individual stocks. The Fund may invest in issues of any size. If not, the Fund seeks investments that are uncorrelated with the equity market returns such as fixed-income securities, including ETFs, mutual funds, cash or cash equivalents, and other asset classes. The Fund can invest in fixed-income securities of any maturity, duration, or quality (including “junk bonds”). The Fund may short equity and fixed income securities and ETFs.

The Sub-Adviser uses a combination of discretionary, rules-based and quantitative processes to measure market risk and select securities. The Sub-Adviser uses all or parts of a multi-faceted approach in managing the Fund, including fundamental, technical, and quantitative analysis. Using its proprietary quantitative models that provide buy and sell signals, the Sub-Adviser sets the Fund’s market exposure based on a wide array of fundamental and technical factors. Fundamental factors include measures such as monetary conditions, economic growth rates and other economic indicators, inflation expectations, valuations, earnings growth rates, and dividend yield. Technical factors include measures such as price movement, momentum, breadth measures, volatility, investor sentiment, historical market cycles, mean reversion, and trading volume.

The Fund seeks equity exposure between -30% and 150% and fixed income exposure between -10% and 35%. During periods when the Fund has limited investment opportunities, it may invest in money market funds and other cash-like securities. In managing the Fund’s portfolio, the Fund may utilize enhanced and inverse ETFs, and engage in frequent trading, resulting in a high portfolio turnover rate.

The Fund’s partial hedging overlay is a quantitatively driven, structured hedging component that is designed to buffer the Fund against portfolio losses and volatility. Potential benefits include the ability to effectively manage cash, reduce costs and risk exposures, and express tactical views.

PRINCIPAL RISKS:

As with all mutual funds, there is the risk that you could lose all or part of your investment in the Fund. The Fund may not achieve its investment objective and is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following is a summary description of principal risks of investing in the Fund and apply to the Fund’s direct investment in securities as well the Fund’s indirect investments in other registered funds. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Management Risk: The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results. Additionally, the Adviser’s judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

Model Risk: Like all quantitative analysis, investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.

Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of its holdings in U.S. and foreign equity securities. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Large Capitalization Risk. The Underlying Fund’s invest in large-capitalization companies. Large Capitalization Companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Exchange-Traded Fund Risk: The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a Fund’s shares may deviate from a Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

●	Enhanced and Inverse ETF Risk. Enhanced and leveraged ETFs (the “underlying funds”) are index funds that seek to amplify the returns of an index by using active management to modify the weights of holdings, securities lending, leverage, and derivatives to enhance returns. These funds are riskier than non-enhanced or leveraged ETFs because of their leverage and derivative exposure. They also have higher compounding risk and are usually meant for short-term positions.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

●	Floating Rate Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.

●	Credit Risk: There is a risk that issuers will not make payments on fixed income securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer’s financial condition changes. The issuer of a fixed income security may also default on its obligations.

●	High Yield Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Interest Rate Risk : Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.

Short Position Risk: The Fund may also take short positions, including shares of an ETF. A “short” position is, in effect, similar to a sale in which the Fund sells a security it does not own but, has borrowed in anticipation that the market price of the security will decline. The Fund must replace a short security position by purchasing it at the market price at the time of replacement. Therefore, the potential loss on a “short” position is unlimited.

Portfolio Turnover Risk: Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

Performance:

Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information, current through the most recent month end, will be available by calling (833) 974-3787 or by visiting the Fund’s website at www.tfafunds.com.

Adviser: Tactical Fund Advisors, LLC is the Fund’s adviser.

Sub-Adviser: Heritage Capital Advisors, LLC is the Fund’s sub-adviser.

Portfolio Managers: David Moenning, Investment Officer of Heritage, and Jeff Pietsch, Portfolio Manager of Heritage, have served the Fund as portfolio managers since its inception.

Purchase and Sale of Fund Shares: You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone, or through your broker. The Fund or the Adviser may waive any investment minimum.

Class	Minimum Investment
	Initial	Subsequent
A	$250	$250
I	$250	$250

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

The investment objectives and principal strategies of each Fund are described in this section. Each Fund’s investment objective(s) is/are a non-fundamental policy and may be changed without shareholder approval by the Board of Trustees (the “Board”) upon 60 days written notice to shareholders. If a Fund’s investment objective is changed, this prospectus will be supplemented to reflect the new investment objective. There is no guarantee that a Fund will achieve its objective. Please see the statement of additional information (“SAI”) for additional information about the securities and investment strategies described in this prospectus and about additional securities and investment strategies that may be used by the Funds.

INVESTMENT OBJECTIVES

Fund	Investment Objective(s)
TFA Tactical Income Fund (the “Income Fund”)	The Fund seeks to provide high current income relative to the Fund’s benchmark, with a secondary objective of capital preservation.
Tactical Moderate Allocation Fund (the “Moderate Fund”)	The Fund seeks to provide capital appreciation.
Tactical Growth Allocation Fund (the “Growth Fund”, and together with the Income Fund and Moderate Fund, the “Allocation Funds”)	The Fund seeks to provide capital appreciation.
TFA Quantitative Fund (the “Quantitative Fund”)	The Fund seeks to provide capital appreciation.
TFA Multidimensional Tactical Fund (the “Multidimensional Fund”)	The Fund seeks to provide capital appreciation.
TFA AlphaGen Growth Fund (the “AlphaGen Fund”)	The Fund seeks to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Adviser’s Investment Process

The Adviser selects and delegates the daily management of a Fund’s portfolio to one or more sub-advisers. The Adviser determines the various percentages of each Fund’s assets to be allocated among each of the sub-advisers and retains the ability to override a sub-adviser’s selection of securities if it believes an investment or allocation is not consistent with that Fund’s investment guidelines. The Adviser is also responsible for ongoing performance evaluation and monitoring of all sub-advisers.

While each sub-adviser is subject to the oversight of the Adviser, the Adviser will not attempt to coordinate or manage the daily investments of the sub-advisers. Each sub-adviser has discretion to invest the portion of a Fund’s assets allocated to it by the Adviser as it deems appropriate, based on its particular philosophy, style, strategies and views.

TFA Tactical Income Fund (formerly, Tactical Conservative Allocation Fund)

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in income-producing securities. These securities include both debt and equity securities. Income-producing debt securities include sovereign, municipal, corporate debt securities, and other investment companies, including exchange-traded funds (“ETFs”) that invest in such securities. Income-producing equity securities includes preferred stock, dividend-paying equity, and other investment companies, including ETFs, that invest in such securities. The Fund may invest in debt securities or ETFs of any credit quality and with any duration, include high-yield bonds (commonly known as “junk bonds”). High yield bonds are securities that are generally rated below investment grade by the primary rating agencies (BBB- or lower by S&P and Baa3 or lower by Moody’s). The Fund normally invests at least 50% of its total assets in ETFs that invest in both domestic and foreign U.S. Dollar-denominated securities, including leveraged fixed-income ETFs. The blend of domestic versus foreign securities will change over time according to the sub-advisers’ dynamic strategies, with no pre-set limitation on the percentage balance at any one time.

The Fund expects to have a high portfolio turnover, which may result in higher transactional costs.

Tactical Moderate Allocation Fund

The Fund may invest in equity securities of domestic and foreign issuers of any size, equity-related securities such as options on equity indices or index exchange-traded funds (“ETFs”), and exchange-traded notes (“ETNs”) linked to the VIX (market volatility) index. Fixed income securities includes corporate bonds, municipal securities, and U.S. Treasury securities. The Fund’s ETF investments include leveraged ETFs and ETFs that invest in fixed-income securities of any duration or credit quality, including high-yield bonds (commonly known as “junk bonds”). High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BBB- or lower by S&P and Baa3 or lower by Moody’s). The Fund may short shares of equity and fixed income ETFs, and invest in foreign equity securities or ETFs, including issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EAFE Index.

Under normal circumstances, the Fund intends to target a long-term equity beta relative to the S&P 500® Index within a range of 0.60 to 0.70. Beta is a statistical measure of the sensitivity of a security’s price to the movement of a broad market index, like the S&P 500. A beta greater than 1.0 means a security moves up and down more than the movement of the index. A beta less than 1.0 means that a security moves up and down less than the movement of the index. The tactical nature of the Fund’s underlying investment methodology may temporarily result in wider variations depending on current market conditions.

The Fund expects to have a high portfolio turnover, which may result in higher transactional costs.

Tactical Growth Allocation Fund

The Fund may invest in equity securities of domestic and foreign issuers of any size, equity-related securities such as options on equity indices or index exchange-traded funds (“ETFs”), and exchange-traded notes (“ETNs”) linked to the VIX (market volatility) index. Fixed income securities include corporate bonds, municipal securities, and U.S. Treasury securities. The Fund’s ETF investments include leveraged ETFs and ETFs that invest in fixed-income securities of any duration or credit quality, including high-yield bonds (commonly known as “junk bonds”). High yield bonds are securities that are generally rated below investment grade by the primary rating agencies (BBB- or lower by S&P and Baa3 or lower by Moody’s). The Fund may short shares of equity and fixed income ETFs and foreign equity securities or ETFs, including issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EAFE Index.

Under normal circumstances, the Fund intends to target a long-term equity beta relative to the S&P 500® Index within a range of 0.80 to 0.90. Beta is a statistical measure of the sensitivity of a company’s stock price to the movement of a broad market index, like the S&P 500. A beta greater than 1.0 means a security moves up and down more than the movement of the index. A beta less than 1.0 means that a security moves up and down less than the movement of the stock market. The tactical nature of the Fund’s underlying investment methodology may temporarily result in wider variations depending on current market conditions.

The Fund expects to have a high portfolio turnover, which may result in higher transactional costs.

Sub-Advisers and Strategies (for all Allocation Funds)

The Allocation Funds’ adviser, Tactical Fund Advisors, LLC (the “Adviser”), delegates the daily management of each Allocation Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Allocation Funds, overseeing the Funds’ sub-advisers and determining the amount of each Fund’s assets that each sub-adviser will manage, which will vary from time to time.

Exceed Advisory LLC – Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Synergy Asset Management, LLC – Synergy uses three different types of filters to identify a limited number of U.S. and foreign securities to invest in. Synergy applies a sector, a fundamental, and a hybrid filter that reduces the potential number of investments to those which would likely outperform the S&P 500 over a one-year period.

Heritage Capital Advisors, LLC - Heritage uses a multi-strategy approach that combines five to six different types of sub-strategies to determine a blend of equity investments and bonds for each Fund. Heritage invests its allocation of the Fund’s assets in a diversified portfolio of global equity securities and short, intermediate, and long-term bonds. Heritage may also invest in exchange traded funds to provide global equity and bond exposure for the Fund. The Fund’s assets allocated to Heritage may have significant investment exposure to cash or fixed income positions during unfavorable market conditions and may be fully invested when favorable conditions warrant.

Howard Capital Management, Inc. – Howard invests its allocation of the Fund’s assets in domestic equity securities of any market capitalization; other investment companies, closed-end funds, ETFs, cash and cash equivalents and put options. These investment companies invest in equity securities of companies in sectors, styles, and asset classes selected by the Adviser’s proprietary quantitative model, which indicates which investments are outperforming at any given time based on the Adviser’s proprietary strength criteria.

TFA Quantitative Fund

The Adviser executes the Fund’s investment strategy based on signals and analysis provided by the Fund’s sub-adviser, Potomac Advisors, Inc. (the “Sub-Adviser”) resulting from the outputs of the Sub-Adviser’s proprietary investment model. Under normal market conditions, the Adviser will invest the Fund’s assets in leveraged and unleveraged mutual funds and exchange-traded funds (the “Underlying Funds”), which seek to provide investment returns that match on a daily or monthly basis:

(1)	up to 150% exposure to the NASDAQ 100 Index,

(2)	up to 150% exposure to the S&P 500 Index,

(3)	up to 150% exposure to the Russell 2000 Index, or

(4)	up to 100% exposure to an inverse S&P 500 Index.

The Fund may invest in inverse funds, which are funds that are designed to provide returns that are the inverse, or opposite of a specific benchmark or index.

The Sub-Adviser’s model utilizes a proprietary quantitative process that aggregates information from over 30 different trading systems into one algorithm to identify buy, sell, and short signals. The Sub-Adviser uses these signals to invest in the Underlying Funds. The input information includes historic and raw stock market data, including major and secondary market indexes, interest rate data, internal market data such as technical indicators that measure market indices movements, new market highs and lows, volume and volatility measures and seasonality and sentiment data. The Sub-Adviser’s model incorporates seasonality and sentiment data to identify patterns in the time of year to determine stock market advances or declines and consumer sentiment about markets or the economy.

TFA Multidimensional Tactical Fund

The Adviser seeks to achieve the Fund’s investment objective by investing the Fund’s assets in two sub-strategies.

Under the first strategy, the Fund will invest in:

(1)	equity securities of small, mid-, and large capitalization U.S. companies;

(2)	exchange-traded funds (“ETFs”) that invest fixed income securities, including below investment grade securities that are commonly referred to as “junk bonds” (the “Underlying ETFs”);

(3)	cash and cash equivalents.

Under the second strategy, the Fund will invest in a tactical stock portfolio comprised of stocks where the Sub-Adviser (defined below) sees the most opportunity, along with a tactical hedged equity portfolio that will be barbelled between approximately 27-30 cyclical and counter-cyclical stocks.

The Underlying ETFs may hold U.S. Treasuries, investment-grade corporate securities, and high yield bonds with maturity dates ranging from one to 30 years. The Underlying ETFs are not limited to a to particular credit quality and may invest in below investment grade securities (commonly referred to as “junk bonds”). The Fund defines below investment grade securities as high yield bonds. High yield bonds are securities that are generally rated below investment grade by the primary rating agencies (BBB- or lower by S&P or Baa3 or lower by Moody’s).

The Adviser delegates the daily management of the Fund’s portfolio to the Fund’s sub-adviser, Preston Wealth Advisors, LLC (the “Sub-Adviser”). The Sub-Adviser will adjust the Fund’s holdings based on the daily output of its quantitative model, which analyzes multiple variables, such as price, risk, and other statistical factors. The Sub-Adviser utilizes the outputs of its proprietary model daily to determine whether to adjust the Fund’s specific investment allocations or shift the holdings to cash based on the amount of risk currently in the market.

The Fund’s Sub-Adviser uses multiple types of analysis that combine technical, cyclical, charting, strategic and quantitative to determine when to buy, sell, or hold a security. Based on the output of the Sub-Adviser’s proprietary model, the Fund will invest in equity securities of U.S. small, medium, and large capitalization companies as well as fixed income ETFs. The Sub-Adviser increases or decreases the Fund’s investment allocations to equities, fixed income ETFs, or cash based on the output of key indicators over four different lookback periods.

TFA AlphaGen Growth Fund

The Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”), has engaged Heritage Capital Advisors, LLC (the “Sub-Adviser”) to perform the daily management of the Fund’s portfolio. The Sub-Adviser seeks to achieve the Fund’s investment objective by employing an active, risk-managed, multi-strategy investment approach. The Sub-Adviser’s philosophy is that utilizing multiple, complementary strategies may enhance portfolio diversification and smooth investment returns over a full market cycle.

The Sub-Adviser employs multiple sub-strategies to manage the portfolio. Sub-strategy approaches may include:

1)	Tactical allocation strategies designed to reduce equity exposure and increase fixed-income exposure when market risk is considered elevated.

2)	Relative strength-based strategies identifying leading indices in equity and fixed income markets.

3)	Directional strategies utilizing adaptive risk management.

4)	Leadership-based equity selection strategies focused on top-rated individual stocks (as defined by the Sub-Adviser’s proprietary rating system) and sector exposures.

5)	Hedging overlay strategies.

6)	Equity selection strategies utilizing rules-based selection criteria.

In selecting securities for the Fund’s portfolio, each Sub-Adviser strategy component first determines if equity markets offer the potential for acceptable risk-adjusted returns. If so, the Fund typically invests in equity securities, including exchange-traded funds (“ETFs”), mutual funds, and individual stocks. The Fund may invest in issues of any size. If not, the Fund seeks investments that are uncorrelated with the equity market returns such as fixed-income securities, including ETFs, mutual funds, cash or cash equivalents, and other asset classes. The Fund can invest in fixed-income securities of any maturity, duration, or quality (including “junk bonds”). The Fund may short equity and fixed income securities and ETFs.

The Sub-Adviser uses a combination of discretionary, rules-based and quantitative processes to measure market risk and select securities. The Sub-Adviser uses all or parts of a multi-faceted approach in managing the Fund, including fundamental, technical, and quantitative analysis. Using its proprietary quantitative models that provide buy and sell signals, the Sub-Adviser sets the Fund’s market exposure based on a wide array of fundamental and technical factors. Fundamental factors include measures such as monetary conditions, economic growth rates and other economic indicators, inflation expectations, valuations, earnings growth rates, and dividend yield. Technical factors include measures such as price movement, momentum, breadth measures, volatility, investor sentiment, historical market cycles, mean reversion, and trading volume.

The Fund seeks equity exposure between -30% and 150% and fixed income exposure between -10% and 35%. During periods when the Fund has limited investment opportunities, it may invest in money market funds and other cash-like securities. In managing the Fund’s portfolio, the Fund may utilize enhanced and inverse ETFs, and engage in frequent trading, resulting in a high portfolio turnover rate. Enhanced and leveraged ETFs are index funds that seek to amplify the returns of an index by using active management to modify the weights of holdings, securities lending, leverage, and derivatives to enhance returns.

The Fund’s partial hedging overlay is a quantitatively driven, structured hedging component that is designed to buffer the Fund against portfolio losses and volatility. Potential benefits include the ability to effectively manage cash, reduce costs and risk exposures, and express tactical views.

Information Applicable To All Funds

Temporary Defensive Investments: To respond to adverse market, economic, political or other conditions, a Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, and U.S. Government securities. While a Fund is in a defensive position, a Fund may not achieve its investment objective. Furthermore, to the extent that a Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because a Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees. A Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Exemptive Order: The Adviser, on behalf of itself and on behalf of the Funds, received an order from the SEC that allows the adviser to hire a sub-adviser or sub-advisers without shareholder approval (the “Order”). However, if the adviser hires a sub-adviser that is to be paid directly by a Fund rather than by the Adviser out of its compensation, shareholder approval will be required.

Portfolio Holdings Disclosure: A description of the Funds’ policies and regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information (“SAI”). The Funds may, from time to time, make available month-end portfolio holdings information on the website www.tfafunds.com, which may also include information about a Fund’s investments in securities and other investments. If month-end portfolio holdings information is posted to the website, the information is expected to be approximately 30 days old and remain available until new information for the next month is posted. Shareholders may request publicly available portfolio holdings schedules at no charge by calling 1-833-974-3787. The Adviser may make available certain information about each Fund’s portfolio prior to the public dissemination of portfolio holdings, including, but not limited to, a Fund’s portfolio characteristics data; currency and sector exposures; a Fund’s asset class and instrument exposures; and a

Fund’s performance attribution, by posting such information on the website at www.tfafunds.com or upon reasonable request made to the Funds or the Adviser.

Cybersecurity: The computer systems, networks and devices used by the Funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Funds and their service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds’ business operations, potentially resulting in financial losses; interference with the Funds’ ability to calculate its NAV; impediments to trading; the inability of the Funds, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Operational Risk. An investment in the Funds involves operational risk arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. Any of these failures or errors could result in a loss or compromise of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Funds. While the Funds seek to minimize such events through controls and oversight, there is no guarantee that the Funds will not suffer losses due to operational risk.

Economic and Regulatory Risks. Domestic and foreign governments and agencies thereof often adopt an active approach to managing economic conditions within a nation, which may have material effects on the securities markets within the nation. A government may pursue supportive policies that include, but are not limited to, lowering corporate and personal tax rates and launching simulative government spending programs designed to improve the national economy or sectors thereof. Agencies of a government, including central banks, may pursue supporting policies that include, but are not limited to, setting lower interest rate targets and buying and selling securities in the public markets. Governments and agencies thereof may also attempt to slow economic growth if the pace of economic growth is perceived to be too great and pose a long-term risk to the economy or a sector thereof. In each instance, the actions taken may be less successful than anticipated or may have unintended adverse consequences. Such a failure investor perception that such efforts are failing could negatively affect securities markets generally, as well as result in higher interest rates, increased market volatility and reduced the value and liquidity of certain securities, including securities held by the Fund.

In addition, governments and agencies thereof may enact additional regulation or engage in deregulation that negatively impacts the general securities markets or a sector thereof. Given the potential broad scope and sweeping nature of some regulatory actions, the potential impact a regulatory action may have on securities held by the Fund may be difficult to determine and may not be fully known an extended period of time. Accordingly, regulatory actions could adversely affect the Fund.

Changing Fixed Income Market Conditions. Following the financial crisis that began in 2007, the U.S. government and the Board of Governors of the Federal Reserve System (the “Federal Reserve”), as well as certain foreign governments and central banks, took steps to support financial markets, including seeking to maintain interest rates at or near historically low levels and by purchasing large quantities of fixed income securities on the open market, such as securities issued or guaranteed by U.S. government, its agencies or instrumentalities, (“Quantitative Easing”). Similar steps appear to be taking place again in 2020 in an effort to support the economy during the COVID-19 pandemic. It is unclear how long these policies will last. In addition, this and other government interventions may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. When the Federal Reserve determines to “taper” or reduce Quantitative Easing and/or raise the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. Such policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fixed income investments, including fixed income investments held by the Fund, which could cause the value of the Fund’s investments and share price to decline. To the extent that the Fund invests in derivatives tied to fixed income markets, the Fund may be more substantially exposed to these risks than a fund that does not invest in such derivatives.

PRINCIPAL INVESTMENT RISKS

There is no assurance that the Funds will achieve their investment objectives. The Funds’ share prices will fluctuate with changes in the market value of its portfolio securities. When you sell your Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Funds. The following risks could adversely affect the net asset value, total return and the value of the Fund and your investment. The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in each Fund’s Summary section of this Prospectus.

All Funds

Credit Risk. Credit Risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing a Fund’s total return. A Fund may invest in high-yield, high-risk securities commonly called “junk bonds”, that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for a Fund.

Equity Risk. Equity securities consist of common stock, convertible preferred stock, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific period. Rights are like warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, and other factors beyond the control of the Adviser and Sub-Advisers. As a result, the return and net asset value of the Funds will fluctuate. Securities in the Funds’ portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some of the Funds’ holdings may be realized quickly, it is not expected that most investments will appreciate rapidly. The equity securities held by a Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

Exchange-Traded Fund Risk. The Funds may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.

ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Because the value of ETF shares depends on the demand in the market, the adviser or sub-adviser (as applicable) may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance.

Each ETF is subject to specific risks, depending on the nature of its investment strategy. These risks could include liquidity risk, sector risk and emerging market risk. In addition, ETFs that use derivatives may be subject to counterparty risk, liquidity risk, and other risks commonly associated with investments in derivatives. ETFs in which the Funds invest will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Funds invest will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices.

When the Funds invest in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Funds’ share prices may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Funds may be more heavily invested will vary.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Adviser and/or Sub-Advisers believe it is in the Funds’ interest to do so. The Funds’ ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which the Funds invest may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Funds intend to invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Adviser and/or Sub-Advisers, believe that, in the event of the termination of an underlying ETF they will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.

Fixed Income Securities Risk. Fixed income risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early or later than expected, potentially reducing the amount of interest payments or extending time to principal repayment). These risks could affect the value of a particular investment possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. When the Fund invests in fixed income securities the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to a Fund and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. Generally, these changing market conditions may cause a Fund’s share price to fluctuate or decline more than other types of equity investments.

Interest Rate Risk: Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.

Large Capitalization Risk. The Underlying Fund’s invest in large-capitalization companies. Large Capitalization Companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Management Risk. The ability of the Funds to meet its investment objective is directly related to a Sub-Adviser’s investment model. The models used by a Sub-Adviser to determine or guide investment decisions may not achieve the objectives of a Fund. A Sub-Adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Funds invests may prove to be incorrect and there is no guarantee that a Sub-Adviser’s investment strategy will produce the desired results. If the Sub-Advisers manage more money in the future, including money raised in this offering, such additional funds could affect their performance or trading strategies. This increases the competition for the same trades which the Funds make. There is no assurance that the Funds’ trading will generate the same results as any other accounts managed by the Sub-Advisers.

Model Risk. Like all quantitative analysis, a Sub-Adviser’s investment model carries a risk that the model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of a Sub-Adviser’s model. No assurance can be given that the Funds will be successful under all or any market conditions.

Portfolio Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder. A Fund’s portfolio turnover rate may exceed 100% annually.

Allocation Funds and Income Fund

Foreign Risk. To the extent a Fund invest in foreign securities, a Fund could be subject to greater risks because a Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United

States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations. As a result, a Fund may be exposed to greater risk and will be more dependent on the adviser’s ability to assess such risk than if a Fund.

Leverage Risk. Investing in leveraged ETFs and mutual funds will amplify a Fund’s gains and losses. Most leveraged funds “reset” daily. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Due to the effect of compounding, the performance of leveraged funds over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. The use of leverage may also cause the Funds to have higher expenses than those of mutual funds that do not use such techniques.

Allocation Funds

Emerging Markets Risk. A Fund may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.

Exchange Traded Note Risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Options Risk. A Fund may lose the entire put (call) option premium paid if the underlying security does not decrease (increase) in value at expiration. Put and call options may not be an effective hedge because they may have imperfect correlation to the value of the Fund’s portfolio securities. Purchased put and call options may decline in value due to changes in price of the underlying security, passage of time and changes in volatility. Written call and put options may limit the Fund’s participation in equity market gains and may magnify the losses if the price of the written option instrument increases in value between the date when a Fund writes the option and the date on which the Fund purchases an offsetting position. A Fund will incur a loss as a result of a written options (also known as a short position) if the price of the written option instrument increases in value between the date when a Fund writes the option and the date on which a Fund purchases an offsetting position.

Allocation Funds, Income Fund, Multidimensional Fund, and AlphaGen Growth Fund

High Yield Bonds Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and a Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce a Fund’s ability to sell its bonds (liquidity risk). Such securities may also include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease a Fund’s share price.

Floating Rate Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. The impact of market interest rate changes on the Fund’s yield will also be affected by whether, and the extent to which, the floating rate debt in the Fund’s portfolio is subject to floors on the LIBOR base rate on which interest is calculated for such loans (the “LIBOR floor”). So long as the base rate for a loan remains under the LIBOR floor, changes in short-term interest rates will not affect the yield on such loans. In addition, to the extent that the interest rate spreads on floating rate debt in the Fund’s portfolio experience a general decline, the yield on the Fund’s shares will fall and the value of the Fund’s assets may decrease, which will cause the Fund’s net asset value to decrease. With respect to the Fund’s investments in fixed rate instruments, a rise in interest rates generally causes values to fall. The values of fixed rate securities with longer maturities or duration are more sensitive to changes in interest rates.

Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Allocation Funds and AlphaGen Fund

Short Position Risk. If a security or other instrument sold short increases in price, a Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. A Fund may have substantial short security positions and must borrow those securities to make delivery to the buyer. A Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, a Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

A Fund also may be required to pay a commission and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the commission, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until a Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. A Fund’s ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances a Fund may not be able to substitute or sell the pledged collateral.

Additionally, a Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations. This may limit a Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

Income Fund

Mortgage-Related and/or Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Quantitative Fund

Inverse Fund Risk. Investing in inverse funds may result in increased volatility due to the funds’ possible use of short sales of securities and derivatives such as options and futures. The use of leverage by a fund increases risk to a Fund. The more a fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. During periods of increased volatility, inverse funds may not perform in the manner they are designed.

Underlying Fund Risk. Other investment companies including mutual funds and ETFs in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

Risk of Concentrating in Underlying Funds. At times, the Fund can concentrate in one or more underlying funds, which means it will invest more than 25% of its assets in the underlying fund. To the extent the underlying fund concentrates or focuses in investments related to a particular security, industry, group of industries, or sectors, the Fund will also concentrate or focus in those investments. In such an event, the Fund’s performance will be particularly susceptible to adverse events impacting such security, industry, group of related industries, or sector. Risks related to such investments include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources, adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of the underly company, industry, or sector. As a result, the Fund’s investments may experience more volatility in performance.

AlphaGen Growth Fund

Enhanced and Inverse ETF Risk. Enhanced and leveraged ETFs (the “underlying funds”) are index funds that seek to amplify the returns of an index by using active management to modify the weights of holdings, securities lending, leverage, and derivatives to enhance returns. These funds are riskier than non-enhanced or leveraged ETFs because of their leverage and derivative exposure. They also have higher compounding risk. Investing in derivatives may be considered aggressive and may expose the underlying fund to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. The use of derivatives and leverage increases the risk of a total loss of the Fund’s investment. These underlying funds usually have a single day investment objective, and the underlying fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the underlying fund for periods longer than a single day will very likely differ in amount, and possibly even direction. Compounding affects all investments, but has a more significant impact on an enhanced or leveraged fund. The compounding effect becomes more pronounced as the reference index volatility and holding periods increase.

MANAGEMENT OF THE FUNDS

Investment Adviser

Tactical Fund Advisors, LLC, located at 11726 Seven Gables Road, Cincinnati, Ohio 45249, serves as investment adviser to the Funds. Subject to the authority of the Board, the Adviser is responsible for the overall management of the Funds’ business affairs. The Adviser is responsible for selecting the Funds’ investments according to the Funds’ investment objective, policies, and restrictions. Additionally, the Adviser is responsible for conducting initial and ongoing independent evaluation of asset allocation, selection of swap or structured note counterparties, and oversight of each sub-adviser’s investments. The Adviser was established in June 2018 for the purpose of advising mutual funds. As of December 31, 2020, the Adviser had approximately $215 million in assets under management.

Pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), each Fund pays the Adviser, on a monthly basis, an annual advisory fee of 1.30% of each Fund’s average daily net assets. During the fiscal year ended December 31, 2020, the Adviser earned management fees of

1.04%, 1.06%, and 1.16% for the Predecessor Income Fund, Predecessor Moderate Fund, and Predecessor Growth Fund, respectively.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2023 to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (vii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.89% of each Fund’s Class I shares and 2.14% of each Fund’s Class A shares.

These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees (the “Board”), on 60 days written notice to the Fund’s Adviser. Fee waiver and reimbursement arrangements can decrease a Fund’s expenses and boost its performance.

Sub-Advisers

Exceed Advisory LLC, located at 79 Madison Avenue, 3rd Floor, New York, NY 10016, is a Delaware limited liability company which provides investment services to the Funds and other registered investment companies and had approximately $38 million in assets under management as of December 31, 2020.

Synergy Asset Management, LLC, located at 13231 SE 36th Street, Suite 215, Bellevue, WA 98006 is a Washington limited liability company which provides investment services to the Funds and other separately managed accounts and had approximately $37 million in assets under management as of December 31, 2020.

Heritage Capital Advisors, LLC, located at 98 Wadsworth Blvd #127-3028, Lakewood, CO 80226, is a Colorado limited liability company which provides investment services to the Funds and other separately managed accounts and had approximately $16 million in assets under management as of December 31, 2020.

Howard Capital Management, Inc., located at 1145 Hembree Road, Roswell GA 30076, is a Delaware corporation which provides investment services to the Funds, other mutual funds, exchange-traded funds, and other separately managed accounts. Howard had approximately $3.7 billion in assets under management as of June 30, 2021.

Potomac Advisors, Inc., located at 7215 Teal Creek Glen, Lakewood Ranch, FL 34202, is a Florida corporation which provides investment services to the TFA Quantitative Fund, other separately managed accounts, and other registered investment advisory firms and had approximately $64 million in regulatory assets under management and approximately $259 million in non-regulatory assets under advisement as of December 31, 2020.

Preston Wealth Advisors, LLC, located at 1886 Metro Center, Drive, Suite 620, Reston, VA 20190, is a Virginia limited liability company which provides investment services to the TFA Multidimensional Tactical Fund and other separately managed accounts and had approximately $54 million in assets under management as of December 31, 2020.

A discussion regarding the Board’s approval of the advisory and sub-advisory agreements will be available in the Fund’s semi-annual report for the period ending June 30, 2021.

Portfolio Managers

Drew K Horter, CEO

Drew K. Horter is Chief Executive Officer and Chief Investment Strategist of Tactical Fund Advisors, LLC. Mr. Horter has been in financial services since 1982 and is a licensed insurance professional. He has extensive industry knowledge as an Investment Advisor Representative and has previously held FINRA securities licenses that include the Series 6, 7, 22 and 63. In 1991 Drew founded Horter Investment Management, an SEC-registered investment advisory firm.

Mr. Horter is a graduate of the University of Cincinnati with a degree in Economics.

Joseph Halpern

As CEO of Exceed Advisory, LLC, Mr. Halpern is responsible for setting and managing the overall direction of the firm. Mr. Halpern founded Exceed in 2013. Prior to founding Exceed Advisory, Joseph was a director at Lamco, the asset management division of Lehman Brothers Holdings Inc. where he headed the exotic derivatives commodities book, was chief negotiator on a number of global bank settlements and was a lead member of a task force on structured products.

Joe Maas

Joe Maas founded Synergy in 2001 and has served as its chief executive officer since its inception. Mr. Maas is a chartered financial analyst, a certified valuation analyst, and is accredited in business appraisal review. Mr. Maas has a Masters of Science in Financial Services from American College.

David Moenning

David Moenning founded Heritage in January 2013 and has served as its investment officer since its inception. Mr. Moenning also, since 2013, has served as the managing partner of Numetrix Capital, LLC, an investing research firm. Mr. Moenning has a Bachelors of Computer Science and Economics from Northern Illinois University.

Jeff Pietsch

Jeff Pietsch has served as a portfolio manager at Heritage since December 2020. Mr. Pietsch has served also as the managing director of Eastsound Capital Advisors, LLC, a multi-state registered investment adviser since 2011. Mr. Pietsch is a Chartered Financial Analyst charterholder. He also holds an MBA in finance from Northwestern University’s Kellogg School of Management, a JD from the Northwestern University School of Law and a Bachelors of Science from Cornell University.

Vance Howard

Vance Howard has been the President, CEO, Chairman of the Board and founder of Howard since 1999. Prior to forming Howard, he was the President, CEO, Chairman and founder of Chartered Financial Services, Inc., an investment advisory firm. Mr. Howard holds a Bachelor’s degree in General Business from Sam Houston State University.

Rich Paul

Rich Paul founded Potomac Advisors, Inc. in 2003 and has served as its Chief Investment Officer (CIO) since its inception. Previously, Mr. Paul was CIO of Potomac Fund Management, an SEC-registered investment advisory firm he founded in 1987. He is a founding member of the National Association of Active Investment Managers (NAAIM) and is a Rydex advisory board member for Guggenheim Investments. Mr. Paul holds a Bachelors of Electrical Engineering degree from New York University.

Meghan Paul

Meghan Paul is an executive vice president and a portfolio manager at Potomac Advisors, having joined the firm in 2016. Previously, Ms. Paul was the Vice President of Product at LearnVest, a New York City financial planning startup, which was acquired by Northwestern Mutual. She currently serves as a Rydex advisory board member for Guggenheim Investments. Ms. Paul has a Bachelors in Economics and Political Science from Vanderbilt University.

Theodore J. Doremus

TJ Doremus co-founded Preston Wealth Advisors in 2012 and serves as its CEO and Co-Portfolio Manager. Mr. Doremus has a Bachelors in Political Science from Hampden-Sydney College.

The Funds’ SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

HOW FUND SHARES ARE PRICED

The net asset value (“NAV”) and offering price (NAV plus any applicable sales charges) of each class of shares is determined as of the close of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business (the “Valuation Time”). NAV is computed by determining, on a per class basis, the aggregate market value of all assets of a Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by a Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

A Fund’s securities or other investment assets for which market quotations are readily available will be valued at current market value based upon such market quotations as of the Valuation Time. A Fund may use independent pricing agents to provide current market values. Generally, a Fund’s securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Board on a quarterly basis, in accordance with procedures approved by the Board. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Funds may use independent pricing services to assist in calculating the value of a Fund’s securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for a Fund. A Fund may invest in foreign securities that are primarily listed on foreign exchanges that may trade on weekends or other days when a Fund does not price its shares, the value of a Fund’s portfolio may change on days when you may not be able to buy or sell Fund shares. In computing the NAV, a Fund values foreign securities held by a Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in a Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the securities will be valued at fair value.

For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using a Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. A Fund may invest in ETFs and other investment companies (“Underlying Funds”). The Fund’s NAV is calculated based, in part, upon the market prices of the Underlying Funds in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Because foreign securities trade on days when the Fund’s shares are not priced, the value of securities held by the Fund can change on days when the Fund’s shares cannot be purchased or redeemed.

How to Purchase Shares

Share Classes

This Prospectus describes two classes of shares offered by each Fund: Class A and Class I. Under this Prospectus, each Fund offers two classes of shares so that you can choose the class that best suits your investment needs. Refer to the information below so that you can choose the class that best suits your investment needs. The main differences between the share classes are sales charges, ongoing fees and minimum initial investment. Class A shares pay an annual distribution fee of 0.25% of average daily net assets attributable to those share classes for distribution and shareholder servicing expenses pursuant to the Trust’s Master Distribution and Shareholder Servicing Plans adopted pursuant to Rule 12b-1. For information on ongoing distribution fees, see Distribution (12b-1) and Shareholder Servicing Fees. Each class of shares in a Fund represents interest in the same portfolio of investments within a Fund. There is no investment minimum on reinvested distributions and a Fund may change investment minimums at any time. Each Fund reserves the right to waive sales charges, as described below, and investment minimums. Each Fund reserves the right to waive all sales charges and investment minimums. All share classes may not be available for purchase in all states.

Class A Shares

Class A shares are offered at their public offering price and are subject to 12b-1 distribution fee of 0.25% on an annualized basis of the average daily net assets of Class A shares. The 12b-1 fees are accrued and paid monthly. Over time, fees paid under this distribution and service plan will increase the cost of a Class A shareholder’s investment and may cost more than other types of sales charges. The minimum initial investment in Class A shares of a Fund is $250 for all accounts. The minimum subsequent investment in Class A shares of a Fund is $250 for all accounts.

Class I Shares

The Funds’ Class I shares of are sold at NAV and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares. This means that 100% of your initial investment is placed into shares of the Fund. Unless otherwise waived by a Fund, Class I shares require a minimum initial investment of $250 and the minimum subsequent investment is $250. Class I shares are offered to investment and institutional clients of the Fund’s Adviser and its affiliates, to certain persons affiliated with the Adviser, to certain of the Funds’ service providers, and to clients of financial institutions or intermediaries (i) that charge such clients an ongoing fee for advisory, investment, consulting or similar fee-based charges for financial services or (ii) that have entered into an agreement with the Funds’ distributor to offer Class I shares through a no-load network or platform.

Exchanges for Class I Shares

Holders of Class A shares issued by a Fund may exchange their shares for Class I shares if they: (1) hold their shares through a Selling Broker or other financial intermediary or institution that has a distribution agreement with the Fund’s distributor to offer Class I shares and which authorizes such an exchange; and (2) are otherwise eligible to invest in Class I shares in accordance with the terms of this Prospectus. Any such exchange is subject to the Funds’ discretion to accept or reject the exchange. For federal income tax purposes, an exchange of Class A shares for Class I shares within the same Fund will not result in the recognition of a capital gain or loss.

Factors to Consider When Choosing a Share Class: When deciding which class of shares of a Fund to purchase, you should consider your investment goals, present and future amounts you may invest in a Fund, and the length of time you intend to hold your shares. To help you decide as to which class of shares to buy, please refer back to the examples of each Fund’s expenses over time in the Fees and Expenses of the Fund section for a Fund in this Prospectus. You also may wish to consult with your financial Adviser for advice about which share class would be most appropriate for you.

Opening an Account: Each Fund is a separate series of Tactical Investment Series Trust (the “Trust”), and you may purchase shares directly from a Fund. You also may purchase shares through a brokerage firm or other intermediary that has contracted with the Trust to sell shares of a Fund. You may be charged a separate fee by the brokerage firm or other intermediary through whom you purchase shares.

If you are investing directly in a Fund for the first time, please call the Funds’ transfer agent at (833) 974-3787 to request a Shareholder Account Application. You will need to establish an account before investing. Be sure to sign up for all the account options that you plan to take advantage of. For example, if you would like to be able to redeem your shares by telephone, you should select this option on your Shareholder Account Application. Doing so when you open your account means that you will not need to complete additional paperwork later.

Your investment in a Fund should be intended as a long-term investment vehicle. The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Funds reserve the right to reject any purchase request that it regards as disruptive to the efficient management of the Funds, which includes investors with a history of excessive trading. The Funds also reserve the right to stop offering shares at any time.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We also may ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

If you have any questions regarding the Funds, please call (833) 974-3787.

You may buy shares on any “business day.” Business days are Monday through Friday, other than days the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

Shares of the Funds are sold at NAV. The NAV generally is calculated as of the close of trading on the NYSE every day the NYSE is open. The NYSE normally closes at 4:00 p.m. Eastern Time (“ET”). Each Fund’s NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

If you are purchasing directly from the Trust, send the completed Shareholder Account Application and a check payable to the applicable Fund in which you are investing to the following address:

[Name of Fund]

c/o Ultimus Fund Solutions, LLC

P.O. Box 541150

Omaha, NE 68154

Purchase orders received in “proper form” by the Funds’ transfer agent before the close of trading on the NYSE will be effective at the NAV next calculated after your order is received. On occasion, the NYSE closes before 4:00 p.m. ET. When that happens, purchase orders received after the NYSE closes will be effective the following business day.

To be in “proper form,” the purchase order must include:

●	Fund name and account number;

●	Account name(s) and address;

●	The dollar amount or number of shares you wish to purchase.

The Funds may limit the amount of purchases and refuse to sell to any person.

Method of Payment. All purchases (both initial and subsequent) must be made in U.S. dollars and checks must be drawn on U.S. banks. Cash, credit cards and third-party checks will not be accepted. Third party checks and checks drawn on a non-U.S. financial institution will not be accepted, even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to Collaborative Investment Series Trust or the Fund are considered third-party checks.

A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Funds are unable to debit your pre-designated bank account on the day of purchase, each Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Funds (or a Fund’s agent) each have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

If you choose to pay by wire, you must call the Funds’ transfer agent, at 1-833-974-3787 to set up your account, to obtain an account number, and obtain instructions on how to complete the wire transfer.

Wire orders will be accepted only on a day on which the Funds’ custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money and the purchase order are received by the Funds. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Funds or their transfer agent. The Funds presently do not charge a fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

Automatic Investment Plans

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly investments ($100 minimum per purchase) from your bank or savings account.

Other Purchase Information

If your wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds.

The Funds may authorize certain brokerage firms and other intermediaries (including its designated correspondents) to accept purchase and redemption orders on its behalf. The

Funds are deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the NAV next calculated thereafter. It is the responsibility of the brokerage firm or other intermediary to transmit orders promptly to the Funds’ transfer agent.

How To Redeem Shares

Redeeming Shares: You may redeem your shares on any business day. Redemption orders received in proper form by the Funds’ transfer agent or by a brokerage firm or other intermediary selling Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be processed at that day’s NAV. Your brokerage firm or intermediary may have an earlier cut-off time.

“Proper form” means your request for redemption must:

●	Include the Fund name and account number;

●	Include the account name(s) and address;

●	State the dollar amount or number of shares you wish to redeem; and

●	Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Funds may require that the signatures be guaranteed if the mailing address of the account has been changed within 30 days of the redemption request. The Funds also may require that signatures be guaranteed for redemptions of $50,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. All documentation requiring a signature guarantee must utilize a Medallion signature guarantee stamp. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at (833) 974-3787 if you have questions regarding signature guarantees. At the discretion of the Funds, you may be required to furnish additional legal documents to insure proper authorization. The Funds will not make checks payable to any person other than the shareholder(s) of record.

Shares of the Funds may be redeemed by mail or telephone. You may receive redemption payments in the form of a check or federal wire transfer. A wire transfer fee of $15 will be charged to defray custodial charges for redemptions paid by wire transfer. Any charges for wire redemptions will be deducted from your account by redemption of shares. The Funds normally send redemption checks by U.S. mail, but the Funds can send a redemption check by overnight delivery. A fee will be assessed for shipping. If you redeem your shares through a brokerage firm or other intermediary, you may be charged a fee by that institution.

Redeeming By Mail

You may redeem any part of your account in the Funds by mail at no charge. Your request, in proper form, should be addressed to:

[Name of Fund]

c/o Ultimus Fund Solutions, LLC

P.O. Box 541150

Omaha, NE 68154

Telephone Redemptions

You may redeem any part of your account in a Fund by calling the transfer agent at (833) 974-3787. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Funds, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Funds may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and responding to telephone requests for redemptions or exchanges in a timely fashion. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

Redemptions In Kind

Each Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount is greater than the lesser of $250,000 or 1% of a Fund’s assets. The securities will be chosen by a Fund and valued under a Fund’s net asset value procedures. To the extent feasible, redemptions in kind will be paid with a pro rata allocation of a Fund’s portfolio. A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash.

Additional Redemption Information

If you are not certain of the redemption requirements, please call the transfer agent at (833) 974-3787. Redemptions specifying a certain date or share price cannot be accepted and will be returned. The Funds typically expect that it will take up to 5 days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer. The Funds typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of fund shares, any lines of credit and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions. You may be assessed a fee if a Fund incurs bank charges because you request that the Fund re-issue a redemption check. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the SEC, the Funds may suspend redemptions or postpone payment dates.

Low Balances: Because the Funds incur certain fixed costs in maintaining shareholder accounts, a Fund may require that you redeem all of your shares in a Fund upon 30 days written notice if the value of your shares in a Fund is less than $1,000 due to redemption, or such other minimum amount as a Fund may determine from time to time. You may increase the value of your shares in a Fund to the minimum amount within the 30-day period. All shares of a Fund also are subject to involuntary redemption if the Board determines to liquidate a Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences to you and about which you should consult your tax adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds discourage and do not accommodate market timing. Frequent trading into and out of a Funds can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Funds are designed for long-term investors and are not intended for market timing or other disruptive trading activities. Accordingly, the Funds’ Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Funds currently uses several methods to reduce the risk of market timing. These methods include:

●	Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Funds’ “Market Timing Trading Policy”,

●	Rejecting or limiting specific purchase requests,

●	Rejecting purchase requests from certain investors

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Funds seek to make judgments and applications that are consistent with the interests of the Funds’ shareholders.

Based on the frequency of redemptions in your account, the Adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to the Funds as described in the Fund’s Market Timing Trading Policy and elect to reject or limit the amount, number, frequency or method for requesting future purchases or exchanges into the Funds.

The Funds reserve the right to reject or restrict purchase requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the Adviser will be liable for any losses resulting from rejected purchase orders. The Adviser may also bar an investor who has violated these policies (and the investor’s financial advisor) from opening new accounts with the Fund.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of a Fund. While the Funds will encourage financial intermediaries to apply the Funds’ Market Timing Trading Policy to their customers who invest indirectly in a Fund, a Fund is limited in its ability to monitor the trading activity or enforce a Fund’s Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, a Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund’s Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, a Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds’ Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the extent known to the broker to the Funds upon request. If a Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Any sale or exchange of a Fund’s shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account). When you redeem your shares you may realize a taxable gain or loss. This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold. (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in a Fund.)

Each Fund intends to distribute substantially all of their net investment income and net capital gains annually. Both distributions will be reinvested in shares of a Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year each Fund will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

TAXES

In general, selling shares of the Funds and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. The Funds anticipate that distributions will be primarily taxed as ordinary income. You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares. The Funds may produce capital gains even if they do not have income to distribute and performance has been poor.

Early each year, the Funds will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor’s tax circumstances are unique, please consult with your tax adviser about your investment.

DISTRIBUTION OF SHARES

Distributor: Ultimus Fund Distributors, LLC (the “Distributor”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 is the distributor for the shares of the Funds. The

Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Funds are offered on a continuous basis.

Distribution (12b-1) and Shareholder Servicing Fees: The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for each of Class A, respectively (the “Plan”), pursuant to Rule 12b-1 of the 1940 Act, pursuant to which each Fund may pay the Funds’ distributor an annual fee for distribution and shareholder servicing expenses as indicated in the following table of a Fund’s average daily net assets attributable to the respective class of shares. Class I shares does not have a Plan.

12b-1 Fee	Class A
TFA Tactical Income Fund	0.25%
Tactical Moderate Allocation Fund	0.25%
Tactical Growth Allocation Fund	0.25%
TFA Quantitative Fund	0.25%
TFA Multidimensional Tactical Fund	0.25%
TFA AlphaGen Growth Fund	0.25%

The distributor and other entities are paid under the Plans for services provided and the expenses borne by the distributor and others in the distribution of a Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of a Fund’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plans to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES: The distributor, its affiliates, and the Funds’ Adviser and Sub-Advisers and their affiliates may each, at its own expense and out of its own assets including their legitimate profits from Fund-related activities (and not as an additional charge to any Fund), provide additional cash payments to financial intermediaries who sell shares of a Fund. Financial intermediaries include broker-dealers, financial advisers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Certain administrative fees, such as sub-transfer agency or sub-administrative fees, may be payable by a Fund. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of a Fund on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The distributor may, from time to time, provide promotional incentives to certain investment firms. Such incentives may, at the distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional compensation.

Such payments may provide incentives for such parties to make shares of a Fund available to their customers, and may allow the Fund greater access to such parties and their customers than would be the case if no payments were paid. Such access advantages include, but are not limited to, placement of a Fund on a list of mutual funds offered as investment options to the financial intermediary’s customers; access to the financial intermediary’s registered representatives and/or ability to assist in training and educating the financial intermediary’s registered representatives. These payment arrangements will not change the price an investor pays for shares of a Fund or the amount that a Fund receives to invest on behalf of the investor.

The Adviser does not direct the Funds’ portfolio securities transactions, or otherwise compensate broker-dealers in connection with the Funds’ portfolio transactions, in consideration of sales of Fund shares.

Financial intermediaries that receive these types of payments may have a conflict of interest in recommending or selling the Funds rather than other mutual funds to their client investors, particularly if these payments exceed the amounts paid by other mutual funds.

Householding: To reduce expenses, we mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at (833) 974-3787 on days the Funds are open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds’ financial performance for the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). The information presented reflects the financial highlights of each Fund’s Predecessor Fund for periods before the Reorganization. The financial highlights for the Allocation Funds’ fiscal period ended December 31, 2019 were audited by Sanville & Company, the Allocation Funds’ prior independent registered public accounting firm. The financial highlights for the fiscal year ended December 31, 2020 were audited by Cohen & Company, Ltd., whose report, along with the Fund’s financial statements are included in the Fund’s December 31, 2020 annual report, which is available upon request.

TFA Tactical Income Fund – Class A Shares

(formerly, Tactical Conservative Allocation Fund)

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

	Year Ended 12/31/2020	For the Period Ended (c) 12/31/2019
Net Asset Value at Beginning of Year/Period	$10.36	$10.00

Income From Investment Operations:
Net Investment Income (Loss) * (g)	(0.06)	0.05
Net Gain on Securities (Realized and Unrealized)	0.34	0.37
Total From Investment Operations	0.28	0.42

Distributions:
Net Investment Income	(0.01)	(0.02)
Realized Gains	(0.10)	(0.04)
Total from Distributions	(0.11)	(0.06)

Net Asset Value, at End of Year/Period	$10.53	$10.36

Total Return **	2.71%	4.21	% (b)

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$27	$30
Before Waivers
Ratio of Expenses to Average Net Assets (d) (e) (h)	2.56%	2.30	% (a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(1.02)%	0.58	% (a)
After Waivers
Ratio of Expenses to Average Net Assets (d) (f) (h)	2.14%	2.00	% (a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(0.61)%	0.89	% (a)
Portfolio Turnover	1316.84%	674.08	% (b)

*	Per share net investment income has been determined on the basis of average shares outstanding during the period.

**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a)	Annualized.

(b)	Not Annualized.

(c)	For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)	Expenses include 0.15% and 0.01% of administrative fees which were voluntarily waived by the administrator for the year/period ended December 31, 2020 and 2019, respectively.

(e)	Expenses before reimbursements (excluding interest expense of 0.01% and 0.00%) was 2.55% and 2.30% for year/period ended 2020 and 2019, respectively.

(f)	Expenses after reimbursements (excluding interest expense of 0.01% and 0.00%) was 2.13% and 2.00% for year/period ended 2020 and 2019, respectively.

(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(h)	Does not include expenses of the investment companies in which the Fund invests.

TFA Tactical Income Fund – Class I Shares

(formerly, Tactical Conservative Allocation Fund)

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

	Year Ended 12/31/2020	For the Period Ended (c) 12/31/2019
Net Asset Value at Beginning of Year/Period	$10.39	$10.00

Income From Investment Operations:
Net Investment Income (Loss) * (g)	(0.04)	0.03
Net Gain on Securities (Realized and Unrealized)	0.35	0.42
Total From Investment Operations	0.31	0.45

Distributions:
Net Investment Income	(0.01)	(0.02)
Realized Gains	(0.10)	(0.04)
Total from Distributions	(0.11)	(0.06)

Net Asset Value, at End of Year/Period	$10.59	$10.39

Total Return **	2.99%	4.55	% (b)

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$31,535	$42,675
Before Waivers
Ratio of Expenses to Average Net Assets (d) (e) (h)	2.30%	1.86	% (a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(0.77)%	0.48	% (a)
After Waivers
Ratio of Expenses to Average Net Assets (d) (f) (h)	1.89%	1.75	% (a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(0.36)%	0.59	% (a)
Portfolio Turnover	1316.84%	674.08	% (b)

*	Per share net investment income has been determined on the basis of average shares outstanding during the period.

**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a)	Annualized.

(b)	Not Annualized.

(c)	For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)	Expenses include 0.15% and 0.09% of administrative fees which were voluntarily waived by the administrator for the year/period ended December 31, 2020 and 2019, respectively.

(e)	Expenses before reimbursements (excluding interest expense of 0.01% and 0.00%) was 2.29% and 1.86% for year/period ended 2020 and 2019, respectively.

(f)	Expenses after reimbursements (excluding interest expense of 0.01% and 0.00%) was 1.88% and 1.75% for year/period ended 2020 and 2019, respectively.

(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(h)	Does not include expenses of the investment companies in which the Fund invests.

Tactical Moderate Allocation Fund – Class A Shares

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

	Year Ended 12/31/2020	For the Period Ended (c) 12/31/2019
Net Asset Value at Beginning of Year/Period	$10.29	$10.00

Income From Investment Operations:
Net Investment Income (Loss) * (g)	(0.10)	0.02
Net Gain on Securities (Realized and Unrealized)	0.47	0.29
Total From Investment Operations	0.37	0.31

Distributions:
Net Investment Income	— +	(0.02)
Realized Gains	(0.09)	—
Total from Distributions	(0.09)	(0.02)

Net Asset Value, at End of Year/Period	$10.57	$10.29

Total Return **	3.62%	3.05	% (b)

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$2	$35
Before Waivers
Ratio of Expenses to Average Net Assets (d) (f) (h)	2.32%	4.66	% (a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(1.26)%	(2.31	)% (a)
After Waivers
Ratio of Expenses to Average Net Assets (e) (f) (h)	2.08%	2.00	% (a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(1.03)%	0.36	% (a)
Portfolio Turnover	1308.86%	911.79	% (b)

*	Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+	Amount calculated is less than $0.005.

(a)	Annualized.

(b)	Not Annualized.

(c)	For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)	Expenses before reimbursements (excluding interest expense of 0.01% and 0.00%) was 2.31% and 4.66% for year/period ended 2020 and 2019, respectively.

(e)	Expenses after reimbursements (excluding interest expense of 0.01% and 0.00%) was 2.07% and 2.00% for year/period ended 2020 and 2019, respectively.

(f)	Expenses include 0.15% and 0.04% of administrative fees which were voluntarily waived by the administrator for the year/period ended December 31, 2020 and 2019, respectively.

(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(h)	Does not include expenses of the investment companies in which the Fund invests.

Tactical Moderate Allocation Fund – Class I Shares

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

	Year Ended 12/31/2020	For the Period Ended (c) 12/31/2019
Net Asset Value at Beginning of Year/Period	$10.30	$10.00

Income From Investment Operations:
Net Investment Income (Loss) * (g)	(0.04)	0.03
Net Gain on Securities (Realized and Unrealized)	0.46	0.29
Total From Investment Operations	0.42	0.32

Distributions:
Net Investment Income	— +	(0.02)
Realized Gains	(0.09)	—
Total from Distributions	(0.09)	(0.02)

Net Asset Value, at End of Year/Period	$10.63	$10.30

Total Return **	4.11%	3.25	% (b)

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$38,171	$74,054
Before Waivers
Ratio of Expenses to Average Net Assets (d) (f) (h)	2.27%	1.82	% (a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(0.79)%	0.40	% (a)
After Waivers
Ratio of Expenses to Average Net Assets (e) (f) (h)	1.88%	1.75	% (a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(0.40)%	0.47	% (a)
Portfolio Turnover	1308.86%	911.79	% (b)

*	Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+	Amount calculated is less than $0.005.

(a)	Annualized.

(b)	Not Annualized.

(c)	For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)	Expenses before reimbursements (excluding interest expense of 0.01% and 0.00%) was 2.26% and 1.82% for year/period ended 2020 and 2019, respectively.

(e)	Expenses after reimbursements (excluding interest expense of 0.01% and 0.00%) was 1.87% and 1.75% for year/period ended 2020 and 2019, respectively.

(f)	Expenses include 0.15% and 0.04% of administrative fees which were voluntarily waived by the administrator for the year/period ended December 31, 2020 and 2019, respectively.

(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(h)	Does not include expenses of the investment companies in which the Fund invests.

Tactical Growth Allocation Fund – Class A Shares

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

	Year Ended 12/31/2020	For the Period Ended (c) 12/31/2019
Net Asset Value at Beginning of Year/Period	$10.35	$10.00

Income From Investment Operations:
Net Investment Income (Loss) * (g)	(0.11)	0.02
Net Gain on Securities (Realized and Unrealized)	0.80	0.34
Total From Investment Operations	0.69	0.36

Distributions:
Net Investment Income	— +	(0.01)
Realized Gains	(0.49)	—
Total from Distributions	(0.49)	(0.01)

Net Asset Value, at End of Year/Period	$10.55	$10.35

Total Return **	6.73%	3.62	% (b)

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$4	$31
Before Waivers
Ratio of Expenses to Average Net Assets (d) (f) (h)	2.29%	4.55	% (a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(1.30)%	(2.24	)% (a)
After Waivers
Ratio of Expenses to Average Net Assets (e) (f) (h)	2.08%	2.00	% (a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(1.09)%	0.31	% (a)
Portfolio Turnover	1548.86%	929.77	% (b)

*	Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+	Amount calculated is less than $0.005.

(a)	Annualized.

(b)	Not Annualized.

(c)	For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)	Expenses before reimbursements (excluding interest expense of 0.01% and 0.00%) was 2.28% and 4.55% for year/period ended 2020 and 2019, respectively.

(e)	Expenses after reimbursements (excluding interest expense of 0.01% and 0.00%) was 2.07% and 2.00% for year/period ended 2020 and 2019, respectively.

(f)	Expenses include 0.15% and 0.04% of administrative fees which were voluntarily waived by the administrator for the year/period ended December 31, 2020 and 2019, respectively.

(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(h)	Does not include expenses of the investment companies in which the Fund invests.

Tactical Growth Allocation Fund – Class I Shares

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

	Year Ended 12/31/2020	For the Period Ended (c) 12/31/2019
Net Asset Value at Beginning of Year/Period	$10.37	$10.00

Income From Investment Operations:
Net Investment Income (Loss) * (g)	(0.05)	0.02
Net Gain on Securities (Realized and Unrealized)	0.86	0.36
Total From Investment Operations	0.81	0.38

Distributions:
Net Investment Income	— +	(0.01)
Realized Gains	(0.49)	—
Total from Distributions	(0.49)	(0.01)

Net Asset Value, at End of Year/Period	$10.69	$10.37

Total Return **	7.87%	3.83	% (b)

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$50,372	$55,952
Before Waivers
Ratio of Expenses to Average Net Assets (d) (f) (h)	2.18%	1.87	% (a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(0.82)%	0.19	% (a)
After Waivers
Ratio of Expenses to Average Net Assets (e) (f) (h)	1.89%	1.76	% (a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(0.54)%	0.30	% (a)
Portfolio Turnover	1548.86%	929.77	% (b)

*	Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+	Amount calculated is less than $0.005.

(a)	Annualized.

(b)	Not Annualized.

(c)	For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)	Expenses before reimbursements (excluding interest and dividend expense of 0.01% and 0.01%) was 2.17% and 1.86% for year/period ended 2020 and 2019, respectively.

(e)	Expenses after reimbursements (excluding interest and dividend expense of 0.01% and 0.01%) was 1.88% and 1.75% for year/period ended 2020 and 2019, respectively.

(f)	Expenses include 0.15% and 0.03% of administrative fees which were voluntarily waived by the administrator for the year/period ended December 31, 2020 and 2019, respectively.

(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(h)	Does not include expenses of the investment companies in which the Fund invests.

TFA Quantitative Fund – Class I Shares

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

	For the
	Period Ended (a)
	12/31/2020
Net Asset Value at Beginning of Period	$10.00

Income From Investment Operations:
Net Investment Loss * (d)	(0.11)
Net Gain on Securities (Realized and Unrealized)	1.92
Total from Investment Operations	1.81

Distributions:
Net Investment Income	—
Realized Gains	(0.52)
Total from Distributions	(0.52)

Net Asset Value, at End of Period	$11.29

Total Return **	18.13	% (c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$41,414
Before Waivers
Ratio of Expenses to Average Net Assets (e)	2.06	% (b)
Ratio of Net Investment Loss to Average Net Assets (d)	(1.83	)% (b)
After Waivers
Ratio of Expenses to Average Net Assets (e)(f)	1.91	% (b)
Ratio of Net Investment Loss to Average Net Assets (d) (f)	(1.68	)% (b)
Portfolio Turnover	963.53	% (c)

*	Per share net investment income has been determined on the basis of average shares outstanding during the period.

**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a)	For the period May 18, 2020 (commencement of investment operations) through December 31, 2020.

(b)	Annualized.

(c)	Not Annualized.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	The Administrator has voluntarily waived 0.15% for the period ended December 31, 2020.

TFA Multidimensional Tactical Fund – Class I Shares

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

	For the
	Period Ended (a)
	12/31/2020
Net Asset Value at Beginning of Period	$10.00

Income (Loss) From Investment Operations:
Net Investment Loss * (e)	(0.04)
Net Gain on Securities (Realized and Unrealized)	1.28
Total from Investment Operations	1.24

Distributions:
Net Investment Income	—
Realized Gains	(0.52)
Total from Distributions	(0.52)

Net Asset Value, at End of Period	$10.72

Total Return **	12.48	% (c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$54,124
Before Waivers
Ratio of Expenses to Average Net Assets (d)(f)	2.04	% (b)
Ratio of Net Investment Loss to Average Net Assets (e)	(0.75	)% (b)
After Waivers
Ratio of Expenses to Average Net Assets (d)(f)(g)	1.89	% (b)
Ratio of Net Investment Loss to Average Net Assets (e)(g)	(0.60	)% (b)
Portfolio Turnover	934.35	% (c)

*	Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a)	For the period May 18, 2020 (commencement of investment operations) through December 31, 2020.

(b)	Annualized.

(c)	Not Annualized.

(d)	Includes interest expense on securities sold short of 0.02% for the period May 18, 2020 (commencement of investment operations) through December 31, 2020.

(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	The Administrator has voluntarily waived 0.15% for the period ended December 31, 2020.

PRIVACY NOTICE

Tactical Investment Series Trust

FACTS	WHAT DOES TACTICAL INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●     Social Security number and wire transfer instructions

●     account transactions and transaction history

●     investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Tactical Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Tactical Investment Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-(833) 974-3787

PRIVACY NOTICE

Tactical Investment Series Trust

What we do:
How does Tactical Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Tactical Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Tactical Investment Series Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Tactical Investment Series Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Tactical Investment Series Trust isn’t jointly market.

Adviser	Tactical Fund Advisors, LLC 11726 Seven Gables Road Cincinnati, Ohio 45249
Distributor	Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
Legal Counsel	Strauss Troy, Co., LPA 150 E. 4th Street, 4th Floor Cincinnati, Ohio 45202
Custodian	U.S. Bank, N.A. 425 Walnut Street Cincinnati, Ohio 45202
Independent Registered Public Accounting Firm:	BBD, LLP 1835 Market St., Floor 3 Philadelphia, PA 19103

Additional information about the Funds, including the Funds’ policies and procedures with respect to disclosure of the Funds’ portfolio holdings, are included in the Funds’ SAI. The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Funds’ policies and management. Additional information about the Funds’ investments will also available in the Funds’ Annual and Semi-Annual Reports to Shareholders.

To obtain a free copy of the SAI or other information about the Funds, or to make shareholder inquiries about a Fund, please call (833) 974-3787 or visit www.tfafunds.com. You may also write to:

Tactical Investment Series Trust

c/o Ultimus Fund Solutions, LLC

P.O. Box 541150

Omaha, NE 68154

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File #811-23631